DIRECT COSTS	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
DIRECT COSTS	DIRECT COSTS
Direct costs include all attributable expenses except interest, taxes and fair value changes, and primarily relate to cost of sales, depreciation and amortization, and compensation. The following table lists direct costs for 2024 and 2023 by nature:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2024	2023
Cost of sales[1]	$40,124	$52,224
Depreciation and amortization	9,737	9,075
Compensation	9,410	11,155
Selling, general and administrative expenses	4,932	5,354
Property taxes, sales taxes and other	3,733	3,601
	$67,936	$81,409